Significant Accounting Policies - Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	5 years
Software
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	5 years
Customer relationship
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	10 years
Licenses for use
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	5 years
Bottom of range | Trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	1 year
Top of range | Trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	5 years